Derivative financial instruments and Short positions (Details 14) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Future Contracts
Hedge Instruments
Notional		R$ 44,541,938	R$ 60,299,595	R$ 80,149,530
Future Contracts | Trade Finance Operations
Hedge Instruments
Notional	[1]	44,000,952	54,995,334	80,149,530
Future Contracts | Trade Finance Operations | Foreign Currency - Dollar
Hedge Instruments
Notional		9,408,707	3,362,582	450,571
Future Contracts | Trade Finance Operations | Interest Rate (DI1 and DIA)
Hedge Instruments
Notional		21,981,748	32,344,276	46,314,644
Future Contracts | Trade Finance Operations | Interest Rate DDI1
Hedge Instruments
Notional		12,610,496	19,288,476	33,384,315
Securities-available for sale
Hedge Instruments
Notional		540,987	5,304,261	0
Securities-available for sale | Interest Rate (DI1 and DIA)
Hedge Instruments
Notional		R$ 540,987	5,304,261	0
Government Securities | Interest Rate (DI1 and DIA)
Hedge Instruments
Notional			R$ 5,304,261	R$ 0

[1]	Operations with maturity dates between January 2019 and September 2022 (12/31/2017 - operations with maturity dates between January 2018 and December 2020), which hedge objects are funding operations represented by Certificates of Interfinance Deposits - CDI, Bill of Exchange - LC and Financial Letter - LF.